091-16532

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUN - 4 2013
DIVISION OF TRADING & MARKETS

Submit 1 Original
and 9 Copies

| OMB APPROVAL | |
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| OMB Number: | 3235-0504 |
| Expires: | August 31, 2013 |
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

13005785

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   Teucrium Wheat Fund
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   WEAT
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:

Date:
MAY 31, 2013

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUN 04 2013 |

SEC 2449 (6-01)

CHX

Chicago Stock Exchange

May 31, 2013

**By UPS**

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

**Re: Forms 19b-4(e) for various exchange traded products**

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

| | |
|---|---|
| EIPL | ETRACS Monthly 2xLeveraged Next Generation Internet ETN |
| EIPO | ETRACS Next Generation Internet ETN due July 19, 2041 |
| EMCB | Wisdom Tree Emerging Markets Corporate Bond Fund |
| EMCD | SPDR Bank of America Merrill Lynch Emerging Markets Corporate Bond ETF |
| EMHY | iShares Emerging Markets High Yield Bond Fund |
| EMLP | First Trust North American Energy Infrastructure Fund |
| ENGN | iShares Industrials Sector Bond Fund |
| EQL | ALPS Equal Sector Weight ETF |
| EUFX | ProShares Short Euro |
| FBG | Fisher Enhanced Big Cap Growth ETN |
| FINU | ProShares UltraPro Financials |
| FINZ | ProShares UltraPro Short Financials |
| FLAG | Forensic Accounting ETF |
| FLOT | iShares Floating Rate Note Fund |
| FLTR | Market Vectors Investment Grade Floating Rate ETF |
| FMK | First Trust Mega Cap AlphaDex Fund |
| FORX | Pimco Foreign Currency Strategy |
| FPE | First Trust Preferred Securities and Income ETF |
| FTSL | First Trust Senior Loan Fund ETF |
| FUE | ELEMENTS Linked to the MLCX Biofuels Index Total Return ETN |
| FWDB | Madrona Global Bond ETF |
| FWDD | Madrona Domestic ETF |

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUN 04 2013 |

440 South LaSalle Street • Suite 800 • Chicago, Illinois 60605 • (312) 663-2222

| | |
|---|---|
| FWDI | Madrona International ETF |
| FXCH | CurrencyShares Chinese Renminbi Trust |
| WEAT | Teucrium Wheat Fund |

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

Enclosures